Fair Value of Assets and Liabilities - Additional Information about Level 3 Measured at Fair Value on Recurring Basis (Details) 10Q - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Loans Notes and Certificates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Principal Balance, Beginning	$ 4,565,653	$ 4,681,671	$ 4,681,671
Valuation Adjustment, Beginning	(285,497)	(216,190)	(253,669)	$ (125,590)
Fair Value, Beginning	4,311,984	4,556,081	4,556,081
Outstanding Principal Balance, Purchases of loans	524,416	921,825
Valuation Adjustment, Purchases of loans	(4)	0
Fair Value, Purchases of loans	524,412	921,825
Outstanding Principal Balance, Issuances of notes and certificates	0	0
Valuation Adjustment, Issuances of notes and certificates	0	0
Fair Value, Issuances of notes and certificates	0	0
Outstanding Principal Balance, Whole loan sales	0	0
Valuation Adjustment, Whole loan sales	0	0
Fair Value, Whole loan sales	0	0
Outstanding Principal Balance, Principal payments	(639,719)	(586,159)
Valuation Adjustment, Principal payments	0	0
Fair Value, Principal payments	(639,719)	(586,159)
Outstanding Principal Balance, Charge-offs	(138,098)	(84,991)
Valuation Adjustment, Charge-offs	138,098	84,991
Fair Value, Charge-offs	0	0
Outstanding Principal Balance, Recoveries	0	0
Valuation Adjustment, Recoveries	(10,889)	(10,191)
Fair Value, Recoveries	(10,889)	(10,191)
Outstanding Principal Balance, Change in fair value recorded in earnings	0	0
Valuation Adjustment, Change in fair value recorded in earnings	(159,033)	(165,400)
Fair Value, Change in fair value recorded in earnings	(159,033)	(165,400)
Outstanding Principal Balance, Ending	4,312,252	4,932,346	4,565,653	4,681,671
Valuation Adjustment, Ending	(285,497)	(216,190)	(253,669)	(125,590)
Fair Value, Ending	4,026,755	4,716,156	4,311,984	4,556,081
Outstanding Principal Balance, Beginning	4,572,912	4,697,169	4,697,169
Valuation adjustment, Beginning	(283,945)	(216,019)	(252,017)	(125,586)
Fair value at beginning of period	4,320,895	4,571,583	4,571,583
Outstanding Principal Balance, Purchases of loans	0	0
Valuation Adjustment, Purchases of loans	0	0
Fair Value, Purchases of loans	0	0
Outstanding Principal Balance, Issuances of notes and certificates	523,305	901,258
Valuation Adjustment, Issuances of notes and certificates	0	0
Fair Value, Issuances of notes and certificates	523,305	901,258
Outstanding Principal Balance, Whole loan sales	0	0
Valuation Adjustment, Whole loan sales	0	0
Fair Value, Whole loan sales	0	0
Outstanding Principal Balance, Principal payments	(641,105)	(583,982)
Valuation Adjustment, Principal payments	2	0
Fair Value, Principal payments	(641,103)	(583,982)
Outstanding Principal Balance, Charge-offs	(136,810)	(84,977)
Valuation Adjustment, Charge-offs	136,810	84,977
Fair Value, Charge-offs	0	0
Outstanding Principal Balance, Recoveries	0	0
Valuation Adjustment, Recoveries	(10,790)	(10,177)
Fair Value, Recoveries	(10,790)	(10,177)
Outstanding Principal Balance, Change in fair value recorded in earnings	0	0
Valuation Adjustment, Change in fair value recorded in earnings	(157,950)	(165,233)
Fair Value, Change in fair value recorded in earnings	(157,950)	(165,233)
Outstanding Principal Balance, Ending	4,318,302	4,929,468	4,572,912	4,697,169
Valuation adjustment, Ending	(283,945)	(216,019)	(252,017)	(125,586)
Fair value at end of period	4,034,357	4,713,449	4,320,895	4,571,583
Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Principal Balance, Beginning	9,345	0	0
Valuation Adjustment, Beginning	(315)	0	(297)	0
Fair Value, Beginning	9,048	0	0
Outstanding Principal Balance, Purchases of loans	1,176,155	1,308,463
Valuation Adjustment, Purchases of loans	(1)	0
Fair Value, Purchases of loans	1,176,154	1,308,463
Outstanding Principal Balance, Issuances of notes and certificates	0	0
Valuation Adjustment, Issuances of notes and certificates	0	0
Fair Value, Issuances of notes and certificates	0	0
Outstanding Principal Balance, Whole loan sales	(1,174,436)	(1,308,463)
Valuation Adjustment, Whole loan sales	157	0
Fair Value, Whole loan sales	(1,174,279)	(1,308,463)
Outstanding Principal Balance, Principal payments	(1,180)	0
Valuation Adjustment, Principal payments	0	0
Fair Value, Principal payments	(1,180)	0
Outstanding Principal Balance, Charge-offs	(160)	0
Valuation Adjustment, Charge-offs	160	0
Fair Value, Charge-offs	0	0
Outstanding Principal Balance, Recoveries	0	0
Valuation Adjustment, Recoveries	0	0
Fair Value, Recoveries	0	0
Outstanding Principal Balance, Change in fair value recorded in earnings	0	0
Valuation Adjustment, Change in fair value recorded in earnings	(334)	0
Fair Value, Change in fair value recorded in earnings	(334)	0
Outstanding Principal Balance, Ending	9,724	0	9,345	0
Valuation Adjustment, Ending	(315)	0	(297)	0
Fair Value, Ending	$ 9,409	$ 0	$ 9,048	$ 0